EQUITY TRANSACTIONS - Summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (Details)	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2010
Accounting Policies [Abstract]
Shares outstanding	4,115,474	5,713,088
Shares granted		50,000	5,713,088
Shares cancelled		500,000
Shares expired
Shares exercised		1,147,614
RSUs exercisable